Related Party Balances	6 Months Ended
Jun. 30, 2026
Related Party Balances [Abstract]
Related Party Balances

9. Related Party Balances

Related party affiliations were attributed to transactions conducted between the Company and its shareholders or business entities partially or wholly owned by the Company’s officers or shareholders. Related party balances as of June 30, 2026 and December 31, 2025 are identified as follows:

Related Party Balances:

a) Due from related parties

The Company periodically loans funds to related parties for general business purposes. The balances are typically interest-free and due on demand. As of June 30, 2026 and December 31, 2025, total amounts due from related parties were $987,230 and $389,130, respectively. As of June 30, 2026 and December 31, 2025, the balance primarily consisted of amounts due from Mr. Weilai Zhang, a shareholder and former director and former Chairman of the Company, and his affiliated entities.

b) Due to related parties

As of June 30, 2026 and December 31, 2025, total amounts due to related parties were $800 and $800, respectively.